PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	3.80%	3.80%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	3.80%	4.00%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	6.60%	9.00%
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Visao and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	60 years	60 years
PBS-A and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	7.20%	9.10%
Telefnica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	7.00%	9.20%
Visao and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate	5.50%	5.70%
PBS-A, CTB and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	57 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	40.00%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		9.30%
Medical expense growth rate	6.90%	7.10%
Medical service eligibility age	63 years	57 years
Contribution eligibility on retirement (as a percent)	59.00%	100.00%
Estimated retirement age	59 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	40.00%